Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 115,185	€ 79,469	€ 81,167
Financial liabilities designated at fair value through profit or loss	55,947	32,733	48,038
Financial liabilities at amortized cost	1,423,858	1,349,169	1,248,188
Deposits
Customer Deposits [Line Items]
Financial liabilities held for trading	27,779	13,667	0
Financial liabilities designated at fair value through profit or loss	50,520	27,279	43,598
Financial liabilities at amortized cost	1,111,887	1,078,587	990,391
Customers
Customer Deposits [Line Items]
Financial liabilities held for trading	12,226	6,141	0
Financial liabilities designated at fair value through profit or loss	46,822	25,608	34,343
Financial liabilities at amortized cost	966,353	886,595	814,967
Total financial liabilities	1,025,401	918,344	849,310
Customers | Deposits on demand
Customer Deposits [Line Items]
Total financial liabilities	710,232	717,728	642,897
Customers | Current accounts
Customer Deposits [Line Items]
Total financial liabilities	477,739	482,649	418,752
Customers | Savings accounts
Customer Deposits [Line Items]
Total financial liabilities	225,445	227,318	216,500
Customers | Other demand deposits
Customer Deposits [Line Items]
Total financial liabilities	7,048	7,761	7,645
Customers | Time deposits
Customer Deposits [Line Items]
Total financial liabilities	251,778	164,259	171,939
Customers | Fixed-term deposits and other term deposits
Customer Deposits [Line Items]
Total financial liabilities	248,298	162,172	170,127
Customers | Home-purchase savings accounts
Customer Deposits [Line Items]
Total financial liabilities	38	38	43
Customers | Discount deposits
Customer Deposits [Line Items]
Total financial liabilities	0	3	3
Customers | Hybrid financial liabilities
Customer Deposits [Line Items]
Total financial liabilities	3,296	1,906	1,743
Customers | Subordinated liabilities
Customer Deposits [Line Items]
Total financial liabilities	146	140	23
Customers | Repurchase agreements
Customer Deposits [Line Items]
Total financial liabilities	63,391	36,357	34,474
Customers | Spain
Customer Deposits [Line Items]
Total financial liabilities	399,112	319,565	294,516
Customers | European Union (excluding Spain)
Customer Deposits [Line Items]
Total financial liabilities	115,323	112,361	106,013
Customers | United Kingdom
Customer Deposits [Line Items]
Total financial liabilities	232,364	243,734	232,840
Customers | United States and Puerto Rico
Customer Deposits [Line Items]
Total financial liabilities	87,497	73,814	59,057
Customers | Rest of America
Customer Deposits [Line Items]
Total financial liabilities	181,782	159,381	147,300
Customers | Rest of the world
Customer Deposits [Line Items]
Total financial liabilities	€ 9,323	€ 9,489	€ 9,584